CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares
Statement of Financial Position [Abstract]
Ordinary Shares, par value per share | ₪ / shares				₪ 0.01
Ordinary Shares, authorized	11,665,085		11,665,085
Ordinary Shares, issued	1,448,363		1,448,363
Ordinary Shares, outstanding	1,448,363		1,448,363
Convertible Preferred A Shares, par value per share | ₪ / shares		₪ 0.01		₪ 0.01
Convertible Preferred A Shares, authorized	790,630		790,630
Convertible Preferred A Shares, issued	759,086		759,086
Convertible Preferred A Shares, outstanding	759,086		759,086
Convertible Preferred A Shared, liquidation preference | $	$ 2,375		$ 2,198